                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Highland Management Partners V, Inc.
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   Address:      92 Hayden Avenue
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                 Lexington, Massachusetts 02421
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Form 13F File Number: 028-13453
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Barry
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Title:   Chief Financial Officer
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Phone:   781-861-5500
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Signature, Place, and Date of Signing:

           /s/ Kathy Barry              Lexington, MA      May 8, 2009
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             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 2
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Form 13F Information Table Value Total: $44,608
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

        Column 1          Column 2  Column 3   Column 4          Column 5          Column 6   Column 7          Column 8
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                          Title of              Value    Shrs or Prn  Sh/   Put/  Investment   Other        Voting Authority
     Name of Issuer        Class      CUSIP    (x$1000)      Amt      Prn   Call  Discretion  Managers  Sole       Shared  Other
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SBA COMMUNICATIONS CORP.  COM       78388J106     2,753      118,139   SH           DEFINED      N/A      118,139
STARENT NETWORKS CORP.    COM       85528P108    41,855    2,649,058   SH           DEFINED      N/A    2,649,058